Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2017
Significant accounting policies [Abstract]
Disclosure of foreign exchange rates used o translate monetary items [Text Block]
The main exchange rates and the adjustment unit used to translate monetary assets and liabilities, expressed in foreign currency at the end of each period in respect to U.S. dollars, are as follows:

	12/31/2017	12/31/2016
	US$	US$

Brazilian real	3.02	3.25
New Peruvian sol	3.08	3.35
Argentine peso	18.40	15.84
Japanese yen	113.00	116.83
Euro	0.83	0.95
Mexican peso	19.65	20.63
Australian dollar	0.78	0.72
Pound Sterling	0.74	0.81
South African rand	12.35	13.70
Ecuadorian dollar	1.00	1.00
Chilean peso	614.75	669.47
Chinese yuan	6.51	6.67
Indian rupee	63.84	66.60
Thai baht	32.85	34.59
UF (*)	43.59	39.36

(*) The Unidad de Fomento (UF) is an indexed monetary unit used in Chile, calculated based on the variation in the Consumer Price Index (CPI).

Disclosure of useful lives of property, plant and equipment [Text Block]
The useful lives used for the depreciation and amortization of assets included in property, plant and equipment in years are presented below.

	Minimum life or	Maximum life	life or average
Classes of property, plant and equipment	rate (years)	or rate (years)	rate in years
Mining assets	3	10	7
Energy generating assets	3	16	7
Buildings	3	30	10
Supplies and accessories	2	15	5
Office equipment	3	20	6
Transport equipment	3	20	10
Network and communication equipment	2	15	5
IT equipment	2	15	3
Machinery, plant and equipment	2	20	9
Other property, plant and equipment	1	26	7